Hedge accounting	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Hedge accounting
Note 7 – Hedge accounting

There are three types of hedge relations: Fair value hedge, Cash flow hedge and Hedge of net investment in foreign operations.

In hedge accounting, the groups of risk factors measured by ITAÚ UNIBANCO HOLDING are:

•	Interest Rate: Risk of loss in transactions subject to interest rate variations;

•	Currency: Risk of loss in transactions subject to foreign exchange variation.

The structure of risk limits is extended to the risk factor level, where specific limits aim at improving the monitoring and understanding process, as well as avoiding concentration of these risks.

The structures designed for interest rate and exchange rate categories take into account total risk when there are compatible hedging instruments. In certain cases, management may decide to hedge a risk for the risk factor term and limit of the hedging instrument.

The other risk factors hedged by the institution are shown in Note 32.

To protect cash flows and fair value of instruments designated as hedged items, ITAÚ UNIBANCO HOLDING uses derivative financial instruments and financial assets. Currently, Futures Contracts, Options, NDF (non deliverable forwards), Forwards, Swaps and Financial Assets are used.

ITAÚ UNIBANCO HOLDING manages risks through the economic relationship between hedging instruments and hedged items, where the expectation is that these instruments will move in opposite directions and in the same proportion, with the purpose of neutralizing risk factors.

The designated coverage ratio is always 100% of the risk factor eligible for coverage. Sources of ineffectiveness are in general related to the counterparty’s credit risk and possible mismatches of terms between the hedging instrument and the hedged item.

a) Cash flow hedge

The cash flow hedge strategies of ITAÚ UNIBANCO HOLDING consist of hedging exposure to variations in cash flows, in interest payment and currency exposure which are attributable to changes in interest rates on recognized and unrecognized assets and liabilities.

ITAÚ UNIBANCO HOLDING applies cash flow hedge strategies as follows:

Interest rate risks:

•	Hedge of time deposits and repurchase agreements: to hedge fluctuations in cash flows of interest payments resulting from changes in the DI interest rate, through futures contracts;

•	Hedge of asset transactions: to hedge fluctuations in cash flows of interest receipts resulting from changes in the DI rate, through futures contracts;

•	Hedge of assets denominated in UF*: to hedge fluctuations in cash flows of interest receipts resulting from changes in the UF*, through swap contracts;

•	Hedge of Funding: to hedge fluctuations in cash flows of interest payments resulting from changes in the TPM* rate, through swap contracts;

•	Hedge of loan operations: to hedge fluctuations in cash flows of interest receipts resulting from changes in the TPM* rate , through swap contracts;

•	Hedge of repurchase agreements: to hedge fluctuations in cash flows of interest received from changes in Selic (benchmark interest rate), through futures contracts;

•	Hedging of expected highly probable transactions: to hedge the risk of variation in the amount of the commitments assumed when resulting from variation in the exchange rates.

*UF	– Chilean unit of account / TPM – Monetary policy rate

ITAÚ UNIBANCO HOLDING does not use the qualitative method to evaluate the effectiveness or to measure the ineffectiveness of these strategies.

For cash flow hedge strategies, ITAÚ UNIBANCO HOLDING uses the hypothetical derivative method. This method is based on a comparison of the change in the fair value of a hypothetical derivative with terms identical to the critical terms of the variable-rate liability, and this change in the fair value is considered a proxy of the present value of the cumulative change in the future cash flow expected for the hedged liability.

		12/31/2020
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other	Cash flow hedge	Notional	Variation in fair value used to calculate hedge
Strategies	Heading	Assets	Liabilities	comprehensive income	reserve	Amount	ineffectiveness
Interest rate risk
Hedge of deposits and repurchase agreements	Securities purchased under agreements to resell	—	103,407	(2,423)	(2,458)	103,407	(2,429)
Hedge of assets transactions	Loans and lease operations and Securities	5,673	—	66	66	5,743	66
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	29,533	—	697	697	31,417	699
Hedge of loan operations	Loans and lease operations	327	—	12	12	316	15
Hedge of funding	Deposits	—	2,007	(10)	(10)	1,996	(11)
Hedge of assets denominated in UF	Securities	16,674	—	(4)	(4)	16,677	(1)
Foreign exchange risk
Hedge of highly probable forecast transactions		1,314	—	(105)	148	1,314	(105)

Total		53,521	105,414	(1,767)	(1,549)	160,870	(1,766)

		12/31/2019
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other	Cash flow hedge	Notional	Variation in fair value used to calculate hedge
Strategies	Heading	Assets	Liabilities	comprehensive income	reserve	Amount	ineffectiveness
Interest rate risk
Hedge of deposits and repurchase agreements	Securities purchased under agreements to resell	—	24,543	(2,808)	(3,310)	24,543	(2,814)
Hedge of assets transactions	Loans and lease operations and Securities	5,564	—	91	91	5,656	91
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	30,896	—	520	520	32,130	523
Hedge of loan operations	Loans and lease operations	269	—	12	12	257	14
Hedge of funding	Deposits	—	4,617	(27)	(22)	4,590	(27)
Hedge of assets denominated in UF	Securities	12,588	—	6	6	12,582	5
Foreign exchange risk
Hedge of highly probable forecast transactions		294	—	(11)	179	294	(11)

Total		49,611	29,160	(2,217)	(2,524)	80,052	(2,219)

For strategies of deposits and repurchase agreements to resell, asset transactions and asset-backed securities under repurchase agreements, the entity frequently reestablishes the coverage ratio, since both the hedged item and the instruments change over time. This occurs because they are portfolio strategies that reflect the risk management strategy guidelines approved in the proper authority level.

The remaining balance in the reserve of cash flow hedge for which the hedge accounting is no longer applied is R$ 218 (R$ (307) at 12/31/2019).

	12/31/2020
	Notional	Book Value (*)		Variations in fair value used to calculate hedge	Variation in value recognized in Other comprehensive	Hedge ineffectiveness recognized in	Amount reclassified from Cash flow hedge
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	income	income	reserve to income
Interest rate risk
Futures	140,567	146	—	(1,664)	(1,660)	(4)	(381)
Swap	18,989	2,007	17,006	3	(2)	5	—
Foreign exchange risk
Futures	1,314	5	298	(105)	(105)	—	—

Total	160,870	2,158	17,304	(1,766)	(1,767)	1	(381)

	12/31/2019
	Notional	Book Value (*)		Variations in fair value used to calculate hedge	Variation in value recognized in Other comprehensive	Hedge ineffectiveness recognized in	Amount reclassified from Cash flow hedge
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	income	income	reserve to income
Interest rate risk
Futures	62,329	—	14	(2,200)	(2,197)	(3)	(762)
Swap	17,429	4,617	12,858	(8)	(9)	1	—
Foreign exchange risk
Futures	294	—	156	(11)	(11)	—	—

Total	80,052	4,617	13,028	(2,219)	(2,217)	(2)	(762)

(*)	Amounts recorded under heading Derivatives.

b) Hedge of net investment in foreign operations

ITAÚ UNIBANCO HOLDING’s strategies for net investments in foreign operations consist of hedging the exposure in the functional currency of the foreign operation against the functional currency of head office.

The risk hedged in this type of strategy is the currency risk.

ITAÚ UNIBANCO HOLDING does not use the qualitative method to evaluate the effectiveness or to measure the ineffectiveness of these strategies.

Instead, ITAÚ UNIBANCO HOLDING uses the Dollar Offset Method, which is based on a comparison of the change in fair value (cash flow) of the hedging instrument, attributable to changes in the exchange rate and the gain (loss) arising from variations in exchange rates on the amount of investment abroad designated as the object of the hedge.

	12/31/2020
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other	Foreign currency	Notional	Variation in fair value used to calculate hedge
Strategies	Assets	Liabilities	comprehensive income	convertion reserve	amount	ineffectiveness
Foreign exchange risk
Hedge of net investment in foreign operations (1)	15,277	—	(14,598)	(14,598)	24,619	(14,601)

Total	15,277	—	(14,598)	(14,598)	24,619	(14,601)

	12/31/2019
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other	Foreign currency	Notional	Variation in fair value used to calculate hedge
Strategies	Assets	Liabilities	comprehensive income	convertion reserve	amount	ineffectiveness
Foreign exchange risk
Hedge of net investment in foreign operations (1)	14,396	—	(7,217)	(7,217)	16,947	(7,220)

Total	14,396	—	(7,217)	(7,217)	16,947	(7,220)

(1)	Hedge instruments consider the gross tax position.
(2)	Amounts recorded under heading Derivatives - Hedge of investments in foreign operation.

	12/31/2020
				Variations in fair	Variation in the value	Hedge	Amount reclassified
				value used to	recognized in Other	ineffectiveness	from foreign currency
	Notional	Book Value (*)		calculate hedge	comprehensive	recognized in	convertion reserve
Hedge instruments	amount	Assets	Liabilities	ineffectiveness	income	income	into income
Foreign exchange risk
Futures	44,186	—	150	(18,732)	(18,695)	(37)	—
Forward	(4,262)	4,474	—	332	305	27	—
NDF - Non Deliverable Forward	(15,196)	538	—	3,556	3,547	9	—
Financial Assets	(109)	109	—	243	245	(2)	—

Total	24,619	5,121	150	(14,601)	(14,598)	(3)	—

	12/31/2019
				Variations in fair	Variation in the value	Hedge	Amount reclassified
				value used to	recognized in Other	ineffectiveness	from foreign currency
	Notional	Book Value (*)		calculate hedge	comprehensive	recognized in	convertion reserve
Hedge instruments	amount	Assets	Liabilities	ineffectiveness	income	income	into income
Foreign exchange risk
Futures	32,966	228	—	(12,329)	(12,292)	(37)	—
Forward	(2,990)	2,977	—	408	381	27	—
NDF - Non Deliverable Forward	(11,525)	260	—	4,443	4,434	9	—
Financial Assets	(1,504)	1,523	—	258	260	(2)	—

Total	16,947	4,988	—	(7,220)	(7,217)	(3)	—

(*)	Amounts recorded under heading Derivatives.
c)	Fair value hedge

The fair value hedging strategy of ITAÚ UNIBANCO HOLDING consists of hedging the exposure to variation in fair value on the receipt and payment of interest on recognized assets and liabilities.

ITAÚ UNIBANCO HOLDING applies fair value hedges as follows:

Interest rate risk:

•	To protect the risk of variation in the fair value of receipt and payment of interest resulting from variations in the fair value of the variable rates involved, by contracting swaps and futures.

ITAÚ UNIBANCO HOLDING does not use the qualitative method to evaluate the effectiveness or to measure the ineffectiveness of these strategies.

Instead, ITAÚ UNIBANCO HOLDING uses the percentage approach and dollar offset method:

•
The percentage approach is based on the calculation of change in the fair value of the revised estimate for the hedged position (hedged item) attributable to the protected risk versus the change in the fair value of the derivative hedging instrument.

•
The dollar offset method is based on the difference between the variation in the fair value of the hedging instrument and the variation in the fair value of the hedged item attributed to changes in the interest rate.

The effects of hedge accounting on the financial position and performance of ITAÚ UNIBANCO HOLDING are presented below:

	12/31/2020
	Hedge Item					Hedge Instruments (2)
							Variation in fair
					Variation in fair value		value used to
	Book Value (1)		Fair value		recognized in	Notional	calculate hedge
Strategies	Assets	Liabilities	Assets	Liabilities	income	amount	ineffectiveness
Interest rate risk
Hedge of loan operations	9,205	—	9,616	—	411	9,205	(423)
Hedge of funding	—	10,200	—	11,591	(1,391)	10,200	1,390
Hedge of securities at fair value through other comprehensive income	10,192	—	10,412	—	220	10,383	(226)

Total	19,397	10,200	20,028	11,591	(760)	29,788	741

	12/31/2019
	Hedge Item					Hedge Instruments
							Variation in fair
					Variation in fair value		value used to
	Book Value (1)		Fair value		recognized in	Notional	calculate hedge
Strategies	Assets	Liabilities	Assets	Liabilities	income	amount	ineffectiveness
Interest rate risk
Hedge of loan operations	7,386	—	7,642	—	256	7,386(264)
Hedge of funding	—	7,436	—	8,195	(759)	7,436	775
Hedge of securities at fair value through other comprehensive income	4,482	—	4,574	—	92	4,609(85)

Total	11,868	7,436	12,216	8,195	(411)	19,431	426

(1)	Amounts recorded under heading Deposits, Securities, Funds from Interbank Markets and Loan and Lease Operations.
(2)	Comprises the amount of R$ 4,915 at 12/31/2020, related to instruments exposed by the change in reference interest rates - IBORs.

For loan operations strategies, the entity reestablishes the coverage ratio, since both the hedged item and the instruments change over time. This occurs because they are portfolio strategies that reflect the risk management strategy guidelines approved in the proper authority level.

	12/31/2020
	Notional	Book value (1)		Variation in fair value used to calculate hedge	Hedge ineffectiveness
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	recognized in income
Interest rate risk
Swap (2)	29,788	2,871	5,812	741	(19)

Total	29,788	2,871	5,812	741	(19)

	12/31/2019
	Notional	Book value (1)		Variation in fair value used to calculate hedge	Hedge ineffectiveness
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	recognized in income
Interest rate risk
Swap (2)	19,431	766	4,636	426	15

Total	19,431	766	4,636	426	15

(1)	Amounts recorded under heading Derivatives.
(2)	The amount of R$ 183 is no longer qualified as hedge, with effect on result of R$ (17) (R$ 408 at 12/31/2019, with effect on result of R$ (15) from 01/01 to 12/31/2019).
The table below presents, for each strategy, the notional amount and the fair value adjustments of hedge instruments and the book value of the hedged item:

	12/31/2020			12/31/2019
	Hedge instruments		Hedged item	Hedge instruments		Hedged item
Strategies	Notional amount	Fair value adjustments	Book Value	Notional amount	Fair value adjustments	Book Value
Hedge of deposits and repurchase agreements	103,407	158	103,407	24,543	(37)	24,543
Hedge of highly probable forecast transactions	1,314	(105)	1,314	294	(11)	294
Hedge of net investment in foreign operations	24,619	4,971	15,277	16,947	4,988	14,396
Hedge of loan operations (Fair value)	9,205	(423)	9,205	7,386	(264)	7,386
Hedge of loan operations (Cash flow)	316	15	327	257	14	269
Hedge of funding (Fair value)	10,200	1,390	10,200	7,436	775	7,436
Hedge of funding (Cash flow)	1,996	(11)	2,007	4,590	(27)	4,617
Hedge of assets transactions	5,743	66	5,673	5,656	91	5,564
Hedge of asset-backed securities under repurchase agreements	31,417	(11)	29,533	32,130	20	30,896
Hedge of assets denominated in UF	16,677	(1)	16,674	12,582	5	12,588
Hedge of securities at fair value through other comprehensive income	10,383	(226)	10,192	4,609	(85)	4,482

Total		5,823			5,469

The table below shows the breakdown by maturity of the hedging strategies:

	12/31/2020
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	over 10 years	Total
Hedge of deposits and repurchase agreements	70,200	9,077	13,059	5,504	4,848	719	—	103,407
Hedge of highly probable forecast transactions	1,314	—	—	—	—	—	—	1,314
Hedge of net investment in foreign operations (*)	24,619	—	—	—	—	—	—	24,619
Hedge of loan operations (Fair value)	2,999	1,793	1,297	447	898	1,771	—	9,205
Hedge of loan operations (Cash flow)	212	104	—	—	—	—	—	316
Hedge of funding (Fair value)	213	657	549	176	581	5,448	2,576	10,200
Hedge of funding (Cash flow)	1,765	27	204	—	—	—	—	1,996
Hedge of assets transactions	3,604	2,139	—	—	—	—	—	5,743
Hedge of asset-backed securities under repurchase agreements	22,186	2,297	6,130	—	804	—	—	31,417
Hedge of assets denominated in UF	15,400	1,277	—	—	—	—	—	16,677
Hedge of securities at fair value through other comprehensive income	5,876	1,382	10	—	719	2,396	—	10,383

Total	148,388	18,753	21,249	6,127	7,850	10,334	2,576	215,277

	12/31/2019
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	over 10 years	Total
Hedge of deposits and repurchase agreements	5,533	4,409	1,627	8,464	—	4,510	—	24,543
Hedge of highly probable forecast transactions	294	—	—	—	—	—	—	294
Hedge of net investment in foreign operations (*)	16,947	—	—	—	—	—	—	16,947
Hedge of loan operations (Fair value)	381	2,490	1,248	993	623	1,111	540	7,386
Hedge of loan operations (Cash flow)	27	156	74	—	—	—	—	257
Hedge of funding (Fair value)	299	152	375	423	129	4,220	1,838	7,436
Hedge of funding (Cash flow)	2,562	—	—	1,646	161	221	—	4,590
Hedge of assets transactions	—	3,671	1,985	—	—	—	—	5,656
Hedge of asset-backed securities under repurchase agreements	6,225	18,739	812	5,621	—	733	—	32,130
Hedge of assets denominated in UF	9,628	2,954	—	—	—	—	—	12,582
Hedge of securities at fair value through other comprehensive income	4,230	—	28	—	—	351	—	4,609

Total	46,126	32,571	6,149	17,147	913	11,146	2,378	116,430

(*)	Classified as current, since instruments are frequently renewed.